PROPERTY, PLANT AND EQUIPMENT - Schedule of Property, Plant and Equipment by Operating Segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 147,617	$ 124,268
Right-of-use assets	4,800	4,400
Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	6,800	6,600
Assets subject to operating leases	6,800	5,600
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	137,595	112,314
Accumulated fair value changes
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	37,939	34,930
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(27,917)	(22,976)
Total
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	16,404	7,973
Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	66,351	55,243
Renewable Power | Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	757	435
Renewable Power | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	46,284	34,483	$ 30,588
Additions, net of disposals and assets reclassified as held for sale	3,276	1,675
Acquisitions through business combinations, property, plant and equipment	7,200	3,086
Foreign currency translation	1,325	(866)
Renewable Power | Accumulated fair value changes
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	31,989	30,726	28,138
Disposals, property, plant and equipment	32	(135)
Foreign currency translation	1,615	(1,180)
Fair value changes	(384)	3,903
Renewable Power | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(11,922)	(9,966)	(8,409)
Disposals, property, plant and equipment	11	97
Depreciation expenses	(1,875)	(1,594)
Foreign currency translation	(92)	(60)
Infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	48,546	37,293
Infrastructure | Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	3,600	3,500
Infrastructure | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	51,635	39,440	39,769
Additions, net of disposals and assets reclassified as held for sale	2,478	2,328
Acquisitions through business combinations, property, plant and equipment	8,964	161
Foreign currency translation	753	(2,818)
Infrastructure | Accumulated fair value changes
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,137	3,251	3,077
Disposals, property, plant and equipment	0	0
Foreign currency translation	101	(232)
Fair value changes	785	406
Infrastructure | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(7,226)	(5,398)	(4,191)
Disposals, property, plant and equipment	274	82
Depreciation expenses	(1,969)	(1,596)
Foreign currency translation	(133)	307
Infrastructure | Total
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	8,964
Real Estate
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	345	384	393
Additions, net of disposals and assets reclassified as held for sale	11	20
Depreciation expenses	(43)	(47)
Foreign currency translation	25	(2)
Fair value changes	(32)	20
Real Estate | Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	86	107
Real Estate | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	543	562	582
Additions, net of disposals and assets reclassified as held for sale	(19)	4
Depreciation expenses	0	0
Foreign currency translation	0	(24)
Fair value changes	0	0
Real Estate | Accumulated fair value changes
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	50	58	38
Additions, net of disposals and assets reclassified as held for sale	0	0
Depreciation expenses	0	0
Foreign currency translation	24	0
Fair value changes	(32)	20
Real Estate | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(248)	(236)	(227)
Additions, net of disposals and assets reclassified as held for sale	30	16
Depreciation expenses	(43)	(47)
Foreign currency translation	1	22
Fair value changes	0	0
Private Equity and Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	15,835	15,666	14,950
Additions, net of disposals and assets reclassified as held for sale	1,425	1,750
Acquisitions through business combinations, property, plant and equipment	239	1,349
Depreciation expenses	(1,898)	(1,726)
Impairment loss recognised in profit or loss, property, plant and equipment	(174)	141
Foreign currency translation	577	(798)
Private Equity and Other | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	22,470	21,548	19,781
Additions, net of disposals and assets reclassified as held for sale	(137)	1,372
Acquisitions through business combinations, property, plant and equipment	239	1,349
Depreciation expenses	0	0
Impairment loss recognised in profit or loss, property, plant and equipment	0	0
Foreign currency translation	820	(954)
Private Equity and Other | Accumulated fair value changes
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(701)	(611)
Private Equity and Other | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(5,934)	(5,271)	(4,036)
Additions, net of disposals and assets reclassified as held for sale	1,469	340
Acquisitions through business combinations, property, plant and equipment	0	0
Depreciation expenses	(1,898)	(1,726)
Impairment loss recognised in profit or loss, property, plant and equipment	0	0
Foreign currency translation	(234)	151
Private Equity and Other | Accumulated Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		(611)	(795)
Additions, net of disposals and assets reclassified as held for sale	93	38
Acquisitions through business combinations, property, plant and equipment	0	0
Depreciation expenses	0	0
Impairment loss recognised in profit or loss, property, plant and equipment	(174)	141
Foreign currency translation	(9)	5
Private Equity and Other [Member] | Total
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	240
Renewable Power and Transition
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	66,351
Private Equity
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	15,835	15,666
Private Equity | Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	1,300	1,500
Private Equity | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	22,470	21,548
Private Equity | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(5,934)	(5,271)
Private Equity | Accumulated Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(701)	(611)
Private Equity | Total
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		1,502
Asset management
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	16,540	15,682	11,174
Additions, net of disposals and assets reclassified as held for sale	685	1,375
Acquisitions through business combinations, property, plant and equipment	0	3,377
Depreciation expenses	(660)	(598)
Impairment loss recognised in profit or loss, property, plant and equipment	(70)	(124)
Foreign currency translation	(73)	(541)
Fair value changes	976	1,019
Asset management | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	16,663	16,281	12,288
Additions, net of disposals and assets reclassified as held for sale	613	1,269
Acquisitions through business combinations, property, plant and equipment	0	3,377
Depreciation expenses	0	0
Impairment loss recognised in profit or loss, property, plant and equipment	0	0
Foreign currency translation	(231)	(653)
Fair value changes	0	0
Asset management | Accumulated fair value changes
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,464	1,506	616
Additions, net of disposals and assets reclassified as held for sale	(34)	31
Acquisitions through business combinations, property, plant and equipment	0	0
Depreciation expenses	0	0
Impairment loss recognised in profit or loss, property, plant and equipment	(70)	(124)
Foreign currency translation	86	(36)
Fair value changes	976	1,019
Asset management | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(2,587)	(2,105)	$ (1,730)
Additions, net of disposals and assets reclassified as held for sale	106	75
Acquisitions through business combinations, property, plant and equipment	0	0
Depreciation expenses	(660)	(598)
Impairment loss recognised in profit or loss, property, plant and equipment	0	0
Foreign currency translation	72	148
Fair value changes	0	0
Asset management | Total
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		3,224
Real Estate LP and Other | Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 1,100	$ 1,100